CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income	$ 6,575	$ 5,383
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and impairment adjustment of mortgage loan servicing rights, net	(13)	358
Premiums and discounts on investment securities, net	276	245
Premiums and discounts on mortgage-backed securities, net	443	320
Amortization of premiums on deposit	(178)	0
Deferred loan origination costs, net	178	150
Deferred income taxes	(75)	1,194
Provision for loan losses	839	2,400
Amortization of core deposit intangible	50	0
Depreciation of premises and equipment	672	781
Increase in value of bank owned life insurance	(551)	(603)
Income from life insurance death benefit	(934)	0
Stock-based compensation	797	493
Proceeds from sale of loans originated for sale	32,555	53,521
Origination of loans held for sale	(31,840)	(52,940)
Gain on acquisition	(1,120)	0
Loss on foreclosed real estate	446	471
Gain on:
Sale of investment securities	(4)	(85)
Sale of loans	(705)	(1,350)
Disposition of premises and equipment	(420)	(277)
Decrease (increase) in:
Accrued interest receivable	316	150
Other assets	232	(248)
(Decrease) increase in:
Accrued interest payable	(152)	(558)
Other liabilities	584	307
NET CASH PROVIDED BY OPERATING ACTIVITIES	7,971	9,712
INVESTING ACTIVITIES
Loan originations	(97,640)	(132,292)
Loan principal payments	110,256	93,622
Proceeds from sale of foreclosed real estate	2,008	7,626
Proceeds from disposition of premises and equipment	443	356
Proceeds from maturities of investment securities available for sale	8,115	5,765
Proceeds from bank-owned life insurance	2,183	0
Principal repayments on mortgage-backed securities held to maturity	552	622
Principal repayments on mortgage-backed securities available for sale	17,691	26,195
Proceeds from sale of mortgage-backed securities available for sale	0	3,822
Proceeds from sale of investment securities available for sale	4,039	0
Purchase of investment securities available for sale	(17,331)	(6,982)
Purchase of mortgage-backed securities available for sale	(3,194)	(16,824)
Purchase of premises and equipment	(1,062)	(409)
Redemption of Federal Home Loan Bank stock	2,450	2,226
Acquisition, net of cash acquired	(3,173)	0
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES	25,337	(16,273)
FINANCING ACTIVITIES
Net (decrease) increase in customer deposits	(3,986)	9,027
Proceeds of long-term FHLB borrowings	0	39,197
Repayment of long-term FHLB borrowings	(14,102)	(25,449)
Net (decrease) increase in advances from borrowers for taxes and insurance	(81)	558
Purchase of treasury stock	(274)	0
Exercise of stock options	216	7
Deferred tax adjustment arising from stock compensation	(24)	(27)
Common stock dividends paid	(884)	(543)
NET CASH (USED) PROVIDED BY FINANCING ACTIVITIES	(19,135)	22,770
NET INCREASE IN CASH AND CASH EQUIVALENTS	14,173	16,209
Cash and cash equivalents at beginning of period	31,137	14,928
Cash and cash equivalents at end of period	45,310	31,137
Cash paid for:
Interest on deposits and borrowings	4,247	5,495
Income taxes	900	475
Noncash transactions:
Capitalization of mortgage servicing rights	347	551
Transfers from loans to foreclosed real estate	737	3,525
Acquisition of Roebling Financial Corp, Inc. Noncash assets acquired: Investment securities [Abstract]
Available for sale	37,260
Held to maturity	79
Loans	102,026
FHLB stock	389
Accrued interest receivable	376
Premises and equipment, net	2,154
Core deposit intangible	553
Bank owned life insurance	175
Other assets	1,591
Total noncash assets acquired	144,603
Liabilities assumed:
Deposits	127,750
Advances from the FHLB	3,051
Advances from borrowers for taxes and insurance	429
Other liabilities	1,408
Total Liabilities assumed	132,638
Net noncash assets acquired	11,965
Cash acquired	$ 4,081